CONVERTIBLE NOTES PAYABLE AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Notes Payable At Fair Value
Schedule of fair value option

	Fair Value Outstanding as of December 31,
	2021	2020

January 3rd Note (2020 Lincoln Park Note)	$—	$436,156
March 4th Note	998,135	511,137
March 25th Note	—	580,000
Total convertible notes payable at fair value(a)	$998,135	$1,527,293

(a)	All amounts as of December 31, 2021 are recorded in noncurrent liabilities. As of December 31, 2020, this amount is recorded as $580,000 in current liabilities and $947,293 in noncurrent liabilities.